OPERATING EXPENSES	6 Months Ended
Jun. 30, 2026
Material income and expense [abstract]
OPERATING EXPENSES	OPERATING EXPENSES
Sales and marketing expenses

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
People costs	7,482	8,491	16,113	16,638
Restructuring costs (1)	1,648	—	1,648	—
Employees' bonuses related to acquisition (Note 5)	238	347	399	347
External marketing expenses	3,852	2,367	7,464	4,842
Legal and consultancy fees	188	92	273	183
External content	648	786	1,549	1,518
Amortization of acquired intangible assets	1,275	1,653	2,970	3,863
Share-based payment expense	119	419	442	790
Software and subscriptions	170	730	554	1,015
Hosting and website content	114	162	199	297
Other	406	339	719	592
Total sales and marketing expenses	16,140	15,386	32,330	30,085
(1) Restructuring costs relate to severance costs arising from the Company’s strategic restructure to reduce its workforce for the three and six months ended June 30, 2026, of which $653 was settled as of June 30, 2026.

Presentation of ‘External marketing expenses’ and ‘Other’ sales and marketing expenses for the comparative periods were adjusted to consistently reflect more disaggregated classification in the current period. This resulted in a reclassification from ‘External Marketing Expenses’ to ‘Legal and Consultancy’ of $92 and $183 and a reclassification of ‘Other’ to ‘Hosting and website content’ of $162 and $297 for the three and six months ended June 30, 2025, respectively.

Technology expenses

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
People costs	2,948	3,291	6,085	6,392
Restructuring costs (1)	744	—	744	—
Employees' bonuses related to acquisition (Note 5)	144	243	263	243
Amortization of development costs	720	467	1,411	835
Amortization of acquired technology and software	893	797	1,785	1,598
Software and subscriptions	1,611	582	2,649	1,298
Share-based payment expense	88	98	200	160
Hosting costs	460	241	772	563
Consultancy fees	180	276	439	500
Other	126	146	224	275
Total technology expenses	7,914	6,141	14,572	11,864
(1) Restructuring costs relate to severance costs arising from the Company’s strategic restructure to reduce its workforce for the three and six months ended June 30, 2026, of which $288 was settled as of June 30, 2026.

Presentation of ‘Other’ technology expenses for the comparative periods was adjusted to consistently reflect more disaggregated classification in the current period. This resulted in a reclassification from ‘Other’ to ‘Consultancy fees’ of $276 and $500, for the three and six months ended June 30, 2025, respectively.
General and administrative expenses

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
People costs	3,516	3,723	7,253	7,179
Restructuring costs (1)	831	—	907	—
Share-based payment and related expenses	1,677	1,705	2,805	2,681
Legal and consultancy fees	1,507	1,008	2,811	2,376
Acquisition related costs	—	378	—	703
Insurance	189	106	380	215
Amortization of right-of-use assets	274	299	639	570
Depreciation of property and equipment	174	157	347	283
Software and subscriptions	451	425	1,008	794
Other	396	621	1,021	1,230
Total general and administrative expenses	9,015	8,422	17,171	16,031
(1) Restructuring costs relate to severance costs and associated legal fees arising from the Company’s strategic restructure to reduce its workforce for the three and six months ended June 30, 2026, of which $169 was settled as of June 30, 2026.

Fair value movement on contingent consideration
The fair value movement on contingent consideration for the three and six months ended June 30, 2025 is directly associated with the OddsJam Acquisition and is driven by changes in circumstances, rather than by new information about conditions that existed at the OddsJam Acquisition closing date. These changes primarily reflect Odds Holdings’ performance during the period, which exceeded initial expectations as a result of synergies realized following the OddsJam Acquisition which in turn generated post-acquisition revenue growth and cost optimization.